Summary of Significant Accounting Policies - Schedule of Revenue from Financial Services Disaggregated by Nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
One-time commission fees [Member] | Disaggregated by Nature [Member]
Schedule of Revenue from Financial Services Disaggregated by Nature [Line Items]
Total	$ 90,033,156	$ 107,977,544	$ 90,812,551